PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

January 10, 2017

Filed Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK No. 0001112996

Ladies and Gentlemen:

On behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post-Effective Amendment No. 69/70 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This Amendment is being filed in order to register two new share classes (Class T and F shares) of the Invesco American Franchise Fund (the “Fund”) under the 1933 Act pursuant to IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016 (the “Guidance”). The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

In addition, on January 11, 2017, the Registrant intends to file a request for relief under Rule 485(b)(1)(vii) with respect to the addition of Class T shares and Class F shares in order to avoid the need to file multiple Rule 485(a) filings for other Invesco Funds that will be adding Class T shares and Class F shares in connection with the recent rule and exemptions adopted by the Department of Labor designed to address conflicts of interest in retirement advice. The requested relief will be filed as correspondence for the Registrant via the EDGAR system and will identify the Amendment as the Template Filing on which the relief would be granted pursuant to the instructions provided in the Guidance. The identification of the Invesco Funds that intend to rely on the requested relief will be included in Schedule A to the request letter filed in the correspondence filing.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectuses and statement of additional information relating to the Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel